Current Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Bank borrowings - secured	$ 427,618	$ 427,806
Bank borrowings - unsecured	1,260,765	767,813
Current installments of long-term bank borrowings	343,640	305,969
Short-term borrowings and current installments of long-term borrowings	$ 2,032,023	$ 1,501,588